CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and Cash Equivalents	$ 169,415	$ 259,193
Restricted Cash	2,027	2,027
Accounts Receivable, Net of Allowance for Doubtful Accounts of $890 and $788 as of March 31, 2013 and December 31, 2012, Respectively	159,227	167,936
Prepaids	8,696	16,135
Current Deferred Tax Asset	0	21,125
Other	28,044	12,191
Total Current Assets	367,409	478,607
Property and Equipment, Net	1,560,747	1,462,755
Equity Investment	37,905	38,191
Other Assets, Net	36,018	37,077
Total Assets	2,002,079	2,016,630
Current Liabilities:
Short-term Debt and Current Portion of Long-term Debt	67,812	67,054
Accounts Payable	72,366	58,615
Accrued Liabilities	69,436	82,781
Interest Payable	36,267	17,367
Insurance Notes Payable	0	9,123
Other Current Liabilities	22,711	26,483
Total Current Liabilities	268,592	261,423
Long-term Debt, Net of Current Portion	798,234	798,013
Deferred Income Taxes	0	56,821
Other Liabilities	15,670	17,611
Commitments and Contingencies
Stockholders’ Equity:
Common Stock, $0.01 Par Value; 300,000 Shares Authorized; 161,826 and 160,708 Shares Issued, Respectively; 159,475 and 158,628 Shares Outstanding, Respectively	1,618	1,607
Capital in Excess of Par Value	2,163,237	2,159,744
Treasury Stock, at Cost, 2,351 Shares and 2,080 Shares, Respectively	(54,945)	(53,100)
Retained Deficit	(1,190,327)	(1,225,489)
Total Stockholders' Equity	919,583	882,762
Total Liabilities and Stockholders Equity	$ 2,002,079	$ 2,016,630